Subordinated Notes and Debentures (Narrative) (Details) - CAD ($) $ in Millions			9 Months Ended
	Jul. 25, 2024	Apr. 09, 2024	Jul. 31, 2024
NVCC [member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt		$ 1,750
NVCC [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Redemption notice period			10 days
NVCC [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Redemption notice period			60 days
NVCC [member] | Through April 9, 2029 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		5.177%
NVCC [member] | April 9, 2029 To April 9, 2034 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		1.53%
Borrowings, interest rate basis		Daily Compounded Canadian Overnight Repo Rate Average
3.224% Medium Term Notes NVCC [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.224%
Outstanding borrowings	$ 1,500
Redemption price of principal amount	100.00%